Consolidated Statements Of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Product segment	$ 35,422		$ 206,851
Logistic services segment	50,708		50,708
REVENUES					$ 1,410,080
Total Revenues	86,130	$ 24,457	257,559	$ 1,373,547	1,410,080
COST OF REVENUES:
Product segment	28,217		162,113
Logistic services segment	33,830		33,830
COST OF REVENUES					1,308,129
Total Cost of Revenues	62,047		195,943		1,308,129
GROSS PROFIT	24,083	1,523	61,616	107,709	101,951
OPERATING EXPENSES:
Compensation and related benefits	15,000		48,000		12,600	46,900
Consulting fees	23,298		167,638		314,705	1,030,004
Professional fees	47,821		146,625		52,943	53,546
Rent expense	7,753		42,969		77,435	41,600
General and administrative expenses	31,850		176,466		147,680	100,861
Total Operating Expenses	125,722		581,698		605,363	1,272,911
LOSS FROM OPERATIONS	(101,639)	(114,870)	(520,082)	(204,048)	(503,412)	(1,272,911)
OTHER EXPENSES:
Interest expenses	90,646		236,279		3,683
Gain on derivative liability	1,915		57,415
Debt conversion inducement expense					890,000
Total Other Expense	(88,731)		(178,864)		(893,683)
LOSS BEFORE INCOME TAXES	(190,370)		(698,946)		(1,397,095)	(1,272,911)
Income tax expense
NET LOSS	$ (190,370)		$ (698,946)		$ (1,397,095)	$ (1,272,911)
NET LOSS PER COMMON SHARE:
Basic and diluted	$ (0.01)		$ (0.03)		$ (0.09)	$ (0.10)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	22,830,441		22,601,478		16,101,743	13,035,839
As Restated [Member]
REVENUES:
Product segment		24,457		1,373,547
Logistic services segment
Total Revenues		24,457		1,373,547
COST OF REVENUES:
Product segment		22,934		1,265,838
Logistic services segment
Total Cost of Revenues		22,934		1,265,838
GROSS PROFIT		1,523		107,709
OPERATING EXPENSES:
Compensation and related benefits				12,600
Consulting fees		66,393		102,641
Professional fees		10,973		40,682
Rent expense		14,295		62,918
General and administrative expenses		24,732		92,916
Total Operating Expenses		116,393		311,757
LOSS FROM OPERATIONS		(114,870)		(204,048)
OTHER EXPENSES:
Interest expenses		58		105
Gain on derivative liability
Total Other Expense		(58)		(105)
LOSS BEFORE INCOME TAXES		(114,928)		(204,153)
NET LOSS		$ (114,928)		$ (204,153)
NET LOSS PER COMMON SHARE:
Basic and diluted		$ (0.01)		$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted		16,014,085		15,646,684